Note 13 - Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Net operating loss	$ 10,495,881	$ 10,977,455
Research and development credits	708,443	354,283
Capitalized research expenditures	2,271,853	259,749
Stock-based compensation	567,473	514,654
Reserves and accruals	0	105,399
Intangibles	223,548	262,872
Gross deferred tax assets	14,267,198	12,474,412
Less valuation allowance	(14,100,543)	(12,474,412)
Total deferred tax assets	166,655	0
Prepaids	(166,655)	0
Gross deferred tax liabilities	(166,655)	0
Deferred tax assets, net	$ 0	$ 0